Restatement of Previously Issued Financial Statements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net tangible assets	$ 5,000,001
FaZe Clan Inc.[Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Cash payment			$ 2,800,000
Operating cash flow		$ 2,800,000	2,800,000
Financing cash flow		2,800,000	2,800,000
Statement of cash flows		$ 2,800,000
Proceeds of the issuance			2,800,000
Non-cash financing activity			$ 2,800,000
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Subject to possible redemption (in Dollars per share)	$ 5,000,000